Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current
Senior Notes	$ 497,901	$ 497,455
Non-current	727,983	705,487
Current
Senior Notes	8,250	8,250
Current	279,769	112,164
Borrowings	1,007,752	817,651	$ 971,090
Bank borrowings
Non-current
Bank borrowings	230,082	208,032
Current
Bank overdrafts and borrowings	223,461	92,146
Bank overdrafts
Current
Bank overdrafts and borrowings	$ 48,058	$ 11,768